GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
GEOGRAPHICAL INFORMATION
Schedule of geographical information

As at and for the year ended December 31, 2021 ($ thousands)	U.S.	Canada	Total
Crude oil and natural gas sales	$1,355,255	$127,320	$1,482,575
Depletion, depreciation and accretion	246,949	24,387	271,336
Property, plant and equipment	1,179,070	88,322	1,267,392
Deferred income tax asset	162,582	218,276	380,858

As at and for the year ended December 31, 2020 ($ thousands)	U.S.	Canada	Total
Crude oil and natural gas sales	$480,822	$72,917	$553,739
Depletion, depreciation and accretion	183,226	34,892	218,118
Property, plant and equipment	375,634	88,167	463,801
Deferred income tax asset	311,502	165,512	477,014

As at and for the year ended December 31, 2019 ($ thousands)	U.S.	Canada	Total
Crude oil and natural gas sales	$812,370	$133,524	$945,894
Depletion, depreciation and accretion	223,874	45,172	269,046
Property, plant and equipment	1,007,001	199,782	1,206,783
Deferred income tax asset	143,666	143,094	286,760
Goodwill	149,357	—	149,357
Long term income tax receivable	10,664	—	10,664